LAW OFFICES OF MICHAEL H. FREEDMAN, PLLC
                                11 BAYSIDE AVENUE
                            NEW YORK, NEW YORK 11050
                               TEL (516) 767-1697
                               FAX (516) 767-1631
                          EMAIL: MFREEDMAN@MHFFIRM.COM



                                   May 5, 2006


VIA EDGAR AND FEDERAL EXPRESS
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549-0303
Attn: Mark P. Shuman

                    Re:      PREMIER ALLIANCE GROUP, INC.
                             REGISTRATION STATEMENT ON FORM SB-2
                             FILED ON MARCH 13, 2006
                             COMMISSION FILE NO. 333-132282

                             ANNUAL REPORT ON FORM 10-KSB FOR THE YEAR ENDED DECEMBER 31, 2005

Dear Mr. Shuman:

         We acknowledge receipt of the letter of comment dated April 7, 2006 from the Staff (the "Comment Letter") with regard to the above-referenced matter. We have reviewed the Comment Letter with Premier Alliance Group, Inc. and provide the following in response on the Company's behalf. Unless otherwise indicated, the page references below refer to the marked version of Amendment No. 1 to the Registration Statement on Form SB-2 (the "Registration Statement") filed on the date hereof. The responses are numbered to coincide with the numbering of the comments in the Comment Letter. Capitalized terms used herein and not separately defined have the meanings given to them in the Registration Statement.

General

1. The Staff notes that the proposed registration of all of the Company's securities will have the incidental effect of creating a public market for the Company's securities, which may void the Company's use of Rule 415(a)(1)(i).

Shares Issued Pursuant to Bankruptcy

As noted in the Registration Statement, the Company was formed and capitalized pursuant to a 1999 bankruptcy court order confirming a Joint Plan of Reorganization ("Plan"). The purpose of the Plan was to create public shells for the benefit of former shareholders, creditors, and the Plan's funder. Pursuant to the Plan, approximately 21,575 shares of common stock were issued to unsecured creditors and stockholders, and approximately 260,000 shares of common stock were issued to the funder of the Plan, Hanover Capital Corporation ("Hanover"). The principals of Hanover are Robert L. Frome ("Frome") and Michael Wainstein ("Wainstein"), our former president and treasurer, respectively, who are now selling securityholders. Pursuant to Section 1145 of the Bankruptcy Code and Section 3(a)(7) of the Securities Act, the aforementioned shares are exempt from registration.

Shares Issued After Bankruptcy and Prior to Merger

In December 2000, an additional approximately 145,000 shares of common stock were issued to 13 individuals and entities for services rendered in the formation of the Company and execution of the Plan, pursuant to Section 4(2) of the Securities Act. These shareholders included officers and directors of the Company, and legal and accounting professionals. In August 2003, an additional approximately 330,000 shares of common stock were issued pursuant to Section 4(2) to eight individuals and entities, including Frome and his family, and Wainstein, for services rendered.

Pursuant to a private placement memorandum dated April 14, 2004, Old Premier issued 617,598 units to twelve accredited investors, each unit consisting of 617,598 shares of Class A preferred stock and 617,598 Warrants, raising gross proceeds of $617,598, pursuant to Section 4(2) of the Securities Act ("Preferred Offering"). Investors in the Preferred Offering received demand registration rights. In June 2004, Old Premier issued a stock option to a consultant of Old Premier for the purchase of 289,291 shares of common stock at an exercise price of to be determined by marker conditions at the time of exercise. The option was issued for services rendered pursuant to Section 4(2) of the Securities Act.

Shares Issued Pursuant to the Merger

On November 5, 2004, pursuant to an agreement with Old Premier, the Company acquired Old Premier by reverse merger. Pursuant to the merger, the Company issued approximately 5,168,124 shares of common stock and 617,598 shares of Class A preferred stock to the former shareholders of Old Premier. Accordingly, approximately 13% of the Company's outstanding capital stock is held by former shareholders of the shell, with the remaining shares held by former shareholders of Old Premier.


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

Relationships

Other than Frome, Wainstein, Michael Ciccaricco, a former secretary, and current management, no selling securityholders have had any material relationship with the Company during the past three years.

Underwriters

Although the Company will investigate whether any selling securityholders who received shares prior to the merger are in the business of underwriting securities, to the best of the Company's knowledge, none of the Company's former affiliates or Old Premier's shareholders are in the business of underwriting securities.

Shell Company Selling Securityholders

In light of (a) the exemption provided by the Bankruptcy Code and the Securities Act for securities issued pursuant to a court ordered plan of reorganization,
(b) the length of time that has passed since those shares were issued, and (c) the relatively small percentage of those shares remaining outstanding, the Company does not believe that any of the selling securityholders who owned shares in the Company prior to the merger are acting as a conduit for the issuer.

Old Premier Selling Securityholders

Old Premier selling securityholders include present management of Old Premier and accredited investors in the Preferred Offering. The investors in the Preferred Offering were given registration rights and each represented that they were purchasing for their own account, without a view to distribute the shares. The Company is fulfilling its legal obligation to those investors by registering the shares of common stock underlying those shares issued in the Preferred Offering. The Company chose to register all of its outstanding shares at this time as an accommodation to its investors and to reduce the costs inherent in future registration statements.

Should the Staff disagree with the arguments provided herein and determine that the selling securityholders are acting as underwriters for the Company, the Company is open to suggestions from the Staff as to how to proceed, and whether some, but not all shares, may be registered. The Company will also entertain the use of lock-up agreements as the Staff may determine.

Facing Page

2. The Rule 415 box on the Facing Page indicating that the offering is being conducted on a delayed or continuous basis has been checked.


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

Prospectus Cover Page

3. The final sentence of the first paragraph on the cover page has been deleted. A reference to funds received from the exercise of warrants and options is included under "Use of Proceeds," page 7.


4. The last sentence of the second paragraph, the sole sentence comprising the third paragraph, and the first sentence following the cross-reference to "Risk Factors" have been deleted.

Table of Contents

5. The reference to "Information Not Required in Prospectus" has been removed from the Table of Contents, and the Financial Statements are presented prior to
Part II, within the prospectus.

Prospectus Summary

6 - 8. The Prospectus Summary has been revised pursuant to the Staff's comments, including adding a website, deleting Forward Looking Statements, and expanding a discussion of the merger.

9. The Prospectus Summary has been expanded to inform all stockholders that all share amounts in the prospectus give retroactive effect to the reverse split. All references to pre-split amounts have been eliminated.

Risk Factors

10. The references to the "safe harbor" provision of the Private Securities Litigation Reform Act have been eliminated (Risk Factors section, and page 17). A new statement regarding forward-looking statements has been added to precede the Prospectus Summary.

11. All references to different issuers have been eliminated.

12 - 16. The first five Risk Factors have been revised to more accurately reflect the company's actual and material risks. Also, the whole section has been revised pursuant to the Staff's comments, including adding a Risk Factor concerning having less than 300 record holders.

17. The Risk Factor regarding "Our Executive Officers..." has been revised to include the quantitative amount of shareholder votes they control.

18. The reference to "upon becoming a reporting entity..." has been removed.


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

Selling Securityholders

19. The Company is in the process of inquiring as to the beneficial ownership of selling securityholders that are legal entities.

20. The Company is in the process of inquiring as to whether any selling securityholders are registered broker-dealers or affiliates, and the nature of their acquisition of shares.

21. The Selling Stockholder section has been revised to include any material relationships between a securityholder and the Company within the past three years.

Plan of Distribution

22. No selling securityholders have any open short positions and the Plan of Distribution section has been revised to inform the selling securityholders that they cannot use registered share to close short positions created prior to the effective date.

MD&A

23. Language was added to the Outlook section on page 22 regarding trends and management team business perspective to provide better overall understanding pursuant to the Staff's request.

24. The MD&A section has been revised to better quantify and describe changes in revenue and other key variables.

25. Dollar amounts were added to compare and clarify components of general and administrative expenses, and cost of goods expenses. See pages 17 - 18.

26. The revenue recognition policy requested by the Staff has been added to the MD&A section to conform to the financial statements. See page 19.

27 - 28. The Financial Condition and Liquidity section has been revised and expanded to discuss cash flow management and key liquid assets. See pages 21 - 22.

29. Disclosure regarding office premises payments and vehicle lease payments has been clarified. See page 23.

30. Disclosure has been added regarding off balance sheet entry of dividend to conform to the financial statements. See page 23.


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

Business

31. The section has been revised pursuant to the Staff's comments.

32 - 33. Additional information has been added regarding business processes and divisions, to clarify and eliminate references to products, since we do not have any products - only services. See pages 25 - 27.

34. The term "IT business-solution life cycle" has been clarified.

35. All references to products have been removed, since the company does not sell products.

36. Disclosure relating to two delivery channels has been clarified and notes to the financial statements regarding segment disclosure have been revised accordingly pursuant to SFAS 131.

37. Page 26 has been revised to clarify that the company does not pursue research and development.

38. A section regarding goodwill compensation has been clarified to explain the valuation process.

39. The lease agreement is incorporated by reference to Exhibit 10.4 to Form 10-KSB/A filed with the Commission on April 27, 2006.

Executive Officers and Directors

40. Mark Elliott's biography has been revised to describe his experience in accounting and financial matters.

41. The biographical information for officers, directors and key employees has been revised pursuant to the Staff's comments.

42. The summary compensation table has been revised to disclose payment of matching contributions under the 401(k) plan.

Beneficial Ownership Table

43. Mark Elliott and Vicki Elliott are divorced.

44. The Commission's address for the Public Reference Section has been clarified.


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

Part II - Information Not Required in Prospectus

45. Recent Sales of Unregistered Securities has been revised according to the Staff's comments.

Financial Statements

46. Revenue recognition policy has been clarified in Note 2 to the financial statements pursuant to the Staff's comments.

47 - 48.  The legal opinion has been revised pursuant to the Staff's request.

Undertakings

49. The undertakings section has been revised in accordance with the Staff's comments regarding Items 512(a)(4) and 512(g) of Regulation S-B.

Signatures

50. The signature page has been revised to reflect Mark Elliott signing as principal accounting officer.

Form 10-KSB

51 - 52. Controls and Procedures on page 13 of the Form 10-KSB have been revised per the Staff's request.


         The Staff is invited to contact the undersigned with any comments or questions it may have. Thank you for your patience and cooperation.



                                             Very truly yours,

                                             /s/ Michael H. Freedman
                                             Michael H. Freedman

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